Accrued Expenses - Additional Information (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other noncurrent liabilities	$ 230,650	$ 790,800	$ 186,570
Accrued expenses	$ 2,198,568	2,038,291	$ 990,485
Venn License Agreement [Member]
Other noncurrent liabilities		790,800
Accrued expenses		1,095,043
Unpaid compensation		$ 1,885,843